SHAREHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	42,897	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	1,396,165
Granted	871,602	[2]
Vested	(658,123)
Canceled	(212,747)
Balance	1,396,897	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 177.72
Weighted-average fair value granted | $ / shares	258.17	[2]
Weighted-average fair value vested | $ / shares	185.31
Weighted-average fair value canceled | $ / shares	195.19
Balance | $ / shares	$ 221.68	[2]

[1]	Includes 73,074 performance-based options granted to the Company's Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024 and 20,217 in 2025, as applicable.
[2]	Includes 22,928 performance-based awards granted to the Company’s Co-CEOs in 2023, and 48,129 performance-based awards to the Company’s Co-CEOs and several executives in 2024.